SUBSEQUENT EVENTS	6 Months Ended
Jun. 30, 2011
Notes to Financial Statements
SUBSEQUENT EVENTS
NOTE M – SUBSEQUENT EVENTS

On August 3, 2011, the Company converted all of its outstanding Convertible Preferred Stock into 906,609 shares of the Company’s Common Stock.

On July 5, 2011, the Company issued 13,886 Convertible Preferred shares to Yip as payment of interest on the $200,000 note that was converted as of June 30, 2011. These shares were converted into 6,943 shares of Common Stock in August with other outstanding Convertible Preferred Stock.

Subsequent to June 30, 2011, the Company issued 377,286 common shares and received gross proceeds of $754,572.

On August 1, 2011, the Company issued 10,000 shares of common stock to retire the $20,000 note with Wan-Yu.

On August 20, 2011, the Company issued 7,500 shares of common stock to retire the $15,000 note with Hsiang.

On September 15, 2011, the Company adopted and the stockholders approved the Company’s 2011 Employee Stock Option Plan. Under the Plan, options may be granted which are intended to qualify as Incentive Stock Options under Section 422 of the Internal Revenue Code of 1986 or which are not intended to qualify as Incentive Stock Options thereunder. The maximum number of options made available for issuance under the Plan are one million two hundred and fifty thousand (1,250,000) options. The options may be granted to officers, directors, employees or consultants of the Company and its subsidiaries at not less than 100% of the fair market value on the date on which the options are granted. The term of each Option granted under the Plan shall be contained in a stock option agreement between the Optionee and the Company. The Board of Directors or a committee thereof, administers all of the equity incentive plans and determines the terms of options granted, including the exercise price, the number of shares subject to individual option awards and the vesting period of options, within the limits set forth in the Plan. Options have a maximum term of 10 years and vest as determined by the Board of Directors.

On September 16, 2011 the Board approved the issuance of 995,000 options of the Company’s common stock to various employees ,officers and directors of the company at an exercise price of $2.00. Options issued to outside directors vested upon their agreement to serve, options granted to employee and officers vest over three years, all options granted have an expiration term of 10 years. The total value of options granted was $2,110,332 at the grant date. The Company measured the value of options using the Black Scholes option model using the following assumptions; an expected dividend yield of 0%, estimated volatility of 59.65% and a risk free interest rate of 0.31% commensurate with the term.